Refundable Investor Advances - Additional Information (Detail)	Jun. 30, 2026 $ / shares $ / Per_unit	Dec. 31, 2025 $ / shares $ / Per_unit
Refundable Investor Advances [Abstract]
Assumed per share value used in fair value measurement | $ / shares	$ 10	$ 10
Risk free rate used in fair value measurement	3.79%	3.64%
Probability of proposed business combination closing	70.00%	70.00%
Probability of proposed business combination not closing	30.00%	30.00%
Custody xrp closing price per coinbase | $ / Per_unit	1.04	1.839